Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Table

The following table shows the total compensation for the named executive officers as set forth in the Summary Compensation Table, the compensation “actually paid” (“CAP”) to the NEOs, the Company’s total shareholder return (“TSR”), and our net income for the years ended December 31, 2025, 2024 and 2023. The tables below reflect the changes to stock-based compensation expense resulting from the Company’s restatement of its audited consolidated financial statements for the periods ended December 31, 2023 and 2022.

2025 Pay vs. Performance Table

Fiscal Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(1)(3)	Average summary compensation table total for non-PEO NEOs(2)	Average compensation actually paid to non-PEO NEOs(2)(3)	Value of initial fixed $100 investment based on total shareholder return	Net income (loss) ($000)
2025	$508,205	$(205,190)	$581,768	$804,258	$73	(18,674)
2024	$444,403	$4,666,037	$415,150	$5,398,927	$117	(68,542)
2023	$472,237	$542,822	$479,799	$472,501	$6	(27,883)
2022	$5,093,339	$4,190,690	$1,842,251	$1,543,905	$11	(38,593)
2021	$2,264,400	$1,461,900	$2,279,058	$938,308	$24	(27,898)

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(1)      In the table above, our PEO in 2025 is Yuping Huang, PEO in 2024 is William McGann, and in 2021, 2022 and 2023 our PEO is Robert Liscouski.

(2)      The non-PEO NEOs for each applicable year are as follows:

– 2025: Christopher Boehmler, Christopher Roberts, William McGann, and Robert Liscouski

– 2024: Christopher Boehmler, Yuping Huang, and Robert Liscouski

– 2023: Christopher Boehmler, Christopher Roberts, Yuping Huang, William McGann, and David Morris

(3)      The SEC rules require that certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP:

Year	Executives	SCT total ($)	Deduct grant date fair value of stock awards & option awards ($)	Add year- end fair value of unvested equity granted in the year ($)	Add year- over-year change in fair value of outstanding and unvested equity granted in prior years ($)	Add fair value as of vesting date of equity awards granted and vested in the year ($)	Add year- over-year change in fair value of equity awards granted in prior years that vested in the year ($)	Deduct fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)
2025	PEO	508,205	(84,395)	—	—	—	(629,000)
	Non-PEO NEOs (average)	581,768	(401,920)	513,000	—	622,472	(511,063)
2024	PEO	444,403	—	—	—	165,672	4,055,962
	Non-PEO NEOs (average)	415,150	(142,359)	1,112,210	1,216,196	139,280	2,658,450
2023	PEO	472,237	(69,107)	71,017	(76,268)	214,583	(69,640)	—
	Non-PEO NEOs (average)	479,799	(130,079)	64,319	(69,041)	194,357	(66,853)	—

PEO Total Compensation Amount	[1]	$ 508,205	$ 444,403	$ 472,237	$ 5,093,339	$ 2,264,400
PEO Actually Paid Compensation Amount	[1],[2]	$ (205,190)	4,666,037	542,822	4,190,690	1,461,900
Adjustment To PEO Compensation, Footnote
Year	Executives	SCT total ($)	Deduct grant date fair value of stock awards & option awards ($)	Add year- end fair value of unvested equity granted in the year ($)	Add year- over-year change in fair value of outstanding and unvested equity granted in prior years ($)	Add fair value as of vesting date of equity awards granted and vested in the year ($)	Add year- over-year change in fair value of equity awards granted in prior years that vested in the year ($)	Deduct fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)
2025	PEO	508,205	(84,395)	—	—	—	(629,000)
	Non-PEO NEOs (average)	581,768	(401,920)	513,000	—	622,472	(511,063)
2024	PEO	444,403	—	—	—	165,672	4,055,962
	Non-PEO NEOs (average)	415,150	(142,359)	1,112,210	1,216,196	139,280	2,658,450
2023	PEO	472,237	(69,107)	71,017	(76,268)	214,583	(69,640)	—
	Non-PEO NEOs (average)	479,799	(130,079)	64,319	(69,041)	194,357	(66,853)	—

Non-PEO NEO Average Total Compensation Amount	[3]	$ 581,768	415,150	479,799	1,842,251	2,279,058
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 804,258	5,398,927	472,501	1,543,905	938,308
Adjustment to Non-PEO NEO Compensation Footnote
Year	Executives	SCT total ($)	Deduct grant date fair value of stock awards & option awards ($)	Add year- end fair value of unvested equity granted in the year ($)	Add year- over-year change in fair value of outstanding and unvested equity granted in prior years ($)	Add fair value as of vesting date of equity awards granted and vested in the year ($)	Add year- over-year change in fair value of equity awards granted in prior years that vested in the year ($)	Deduct fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)
2025	PEO	508,205	(84,395)	—	—	—	(629,000)
	Non-PEO NEOs (average)	581,768	(401,920)	513,000	—	622,472	(511,063)
2024	PEO	444,403	—	—	—	165,672	4,055,962
	Non-PEO NEOs (average)	415,150	(142,359)	1,112,210	1,216,196	139,280	2,658,450
2023	PEO	472,237	(69,107)	71,017	(76,268)	214,583	(69,640)	—
	Non-PEO NEOs (average)	479,799	(130,079)	64,319	(69,041)	194,357	(66,853)	—

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Amount		$ 73	117	6	11	24
Net Income (Loss)		$ (18,674,000)	$ (68,542,000)	$ (27,883,000)	$ (38,593,000)	$ (27,898,000)
PEO Name		Yuping Huang	William McGann	Robert Liscouski	Robert Liscouski	Robert Liscouski
PEO | Deduct grant date fair value of stock awards & option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (84,395)		$ (69,107)
PEO | Add year-end fair value of unvested equity granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				71,017
PEO | Add year-over- year change in fair value of outstanding and unvested equity granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(76,268)
PEO | Add fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			165,672	214,583
PEO | Add year- over-year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(629,000)	4,055,962	(69,640)
PEO | Deduct fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Deduct grant date fair value of stock awards & option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(401,920)	(142,359)	(130,079)
Non-PEO NEO | Add year-end fair value of unvested equity granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		513,000	1,112,210	64,319
Non-PEO NEO | Add year-over- year change in fair value of outstanding and unvested equity granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,216,196	(69,041)
Non-PEO NEO | Add fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		622,472	139,280	194,357
Non-PEO NEO | Add year- over-year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 2,658,450	(66,853)
Non-PEO NEO | Deduct fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (511,063)

[1]	In the table above, our PEO in 2025 is Yuping Huang, PEO in 2024 is William McGann, and in 2021, 2022 and 2023 our PEO is Robert Liscouski.
[2]	The SEC rules require that certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP:
[3]	The non-PEO NEOs for each applicable year are as follows:

– 2025: Christopher Boehmler, Christopher Roberts, William McGann, and Robert Liscouski

– 2024: Christopher Boehmler, Yuping Huang, and Robert Liscouski

– 2023: Christopher Boehmler, Christopher Roberts, Yuping Huang, William McGann, and David Morris